Document and Entity Information	Aug. 15, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 15, 2025
Entity Registrant Name	Soho House & Co Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40605
Entity Tax Identification Number	86-3664553
Entity Address Address Line 1	180 Strand
Entity Address City Or Town	London
Entity Address Postal Zip Code	WC2R 1EA
Entity Address Country	GB
Country Region	44
City Area Code	(0) 207
Local Phone Number	8512 300
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.01 per share
Trading Symbol	SHCO
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001846510
Amendment Flag	false